Derivatives - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of designated cash flow hedges, net of reclassification adjustment	$ (1,877)	$ 1,877	$ 0
Derivatives not designated as hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(60,271)	51,038	(47,711)
Derivatives not designated as hedges | Included in net foreign exchange gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(41,171)	45,143	(41,776)
Derivatives not designated as hedges | Included in net foreign exchange gains and losses [Member] | Foreign exchange forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(41,171)	45,143	(41,776)
Derivatives not designated as hedges | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(19,100)	5,895	(5,935)
Derivatives not designated as hedges | Included in net realized and unrealized investment gains and losses [Member] | Futures contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(9,952)	11,043	(11,683)
Derivatives not designated as hedges | Included in net realized and unrealized investment gains and losses [Member] | Insurance-linked securities
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(4,381)	6,134	(563)
Derivatives not designated as hedges | Included in net realized and unrealized investment gains and losses [Member] | Total return swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	0	0	464
Derivatives not designated as hedges | Included in net realized and unrealized investment gains and losses [Member] | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(5,230)	2,332	1,105
Derivatives not designated as hedges | Included in net realized and unrealized investment gains and losses [Member] | TBAs
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	0	(13,614)	4,742
Derivatives not designated as hedges | Included in net realized and unrealized investment gains and losses [Member] | Other
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	463	0	0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of designated cash flow hedges, net of reclassification adjustment	2,000
Unrealized gain on investments
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of designated cash flow hedges, net of reclassification adjustment	$ (1,877)	$ 1,877	$ 0